Aleph Midstream	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Aleph Midstream
Note 27. Aleph Midstream
As of December 31, 2018, Aleph Midstream S.A. (“Aleph Midstream or Aleph”) was a subsidiary 100% controlled by Vista. On June 27, 2019, Vista signed an investment agreement with an affiliate of Riverstone (a related party), an affiliate of Southern Cross Group and FeederCo (“Financial Sponsors”) to invest in Aleph, a midstream company in Argentina.
As part of the investment agreement the Company agreed to
spin-off
a group of assets that will be transferred to Aleph in exchange of equity through a split-merger agreement, defined below:
On July 17 and 18, 2019, the Boards of Directors of Vista and Aleph, respectively, resolved to initiate the procedures leading to the execution of a split-merger in accordance with the following guidelines: (i) the spin-off
of a portion of some assets currently (“Split Assets”) owned by Vista to Aleph for the development of an infrastructure project for the processing and transportation of hydrocarbons, including crude oil and gas, in the Neuquén Basin in the Argentine Republic that includes, (1) the oil treatment plant located in the “Entre Lomas” area, the gas treatment plant located in the “Entre Lomas” area, the oil treatment plant located in the “25 de Mayo-Medanito SE” area, the facilities for the treatment of the production water associated with the crude treatment plants in the “Entre Lomas” and “25 de Mayo-Medanito SE” areas; (2) the pipelines that connect the aforementioned plants with the trunk transportation system for crude oil operated by Oldelval S.A. and for gas operated by Transportadora del Gas del Sur S.A.; and certain liabilities associated to social liabilities; (ii) Aleph’s absorption of the Split Assets in exchange for equity; and (iii) the assumption and continuation by Aleph of Vista’s activities and obligations in relation to the Split Assets.
From the date of the
spin-off
Aleph will be in a position to assume the exploitation of the Assets spined-off
by Vista. The spin
off-merger
process is pending approval by the National Securities Commission of the Argentine Republic and the corresponding Public Registry of Commerce.
As of December 31, 2019, the Company has obtained only one of the transportation concessions (See Note 30) and has not fulfilled all the conditions precedents to closing of the investment agreement with the Investors. The said agreement establishes that if the Company does not obtain all the concession titles by the earlier of, the investors having contributed 75,000 in Aleph or 11 months from the investment agreement effective date; the Investors will have the right to exercise a
Put-Option
to sell to Vista all of their interests in Aleph for an amount of 37,500 (See Note 34), which has been recognized as a current liability in the consolidated financial statements.
Hence, Vista is exposed to risk or variable returns from its involvement with the entity, so the Company has assessed it has the control of Aleph and consolidates the financial information of said subsidiary as of December 31, 2019.